Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Components Of Rental Expense	Total rental expense for the periods presented was as follows:

	2013	2012	2011
Continuing operations	$45.4	$44.6	$41.7
Discontinued operations	4.1	3.4	2.2

Future Minimum Rental Commitments For All Long-Term Non-Cancelable Operating Leases	Future minimum rental commitments for all long-term non-cancelable operating leases are as follows:

Year ended December 31
2014	$30.8
2015	24.8
2016	16.2
2017	9.7
2018	5.7
Thereafter	14.5
$101.7